Note 3 - Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
Note
3
Changes in accounting policies and disclosures

3.1
New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of for the year ended
December 31, 2017,
except for the adoption of IFRS
15
Revenue from Contracts with Customers
and IFRS
9
Financial Instruments
, which became effective starting from
January 1, 2018.
The Group has also early adopted the amendments to IAS
28
Investments in Associates and Joint Ventures
for long-term interests in associates and joint ventures, and the amendments to IFRS
10
Consolidated Financial Statements
and IAS
28
for sale or contribution of assets between an investor and its associate or joint venture. See Note
2
for information about the Group’s accounting policies.

Several other amendments and interpretations apply for the
first
time in
2018
but did
not
have an impact on the consolidated financial statements of the Group. Except for the amendments to IAS
28
and IFRS
10,
the Group has
not
early adopted other standards, interpretations or amendments that have been issued but is not
yet effective.

IFRS
15
Revenue from Contracts with Customers

The Group applied IFRS
15
starting from
January 1, 2018.
In accordance with the transition provisions in the standard, the new principles have been adopted using the modified retrospective method and the cumulative effect of the initial application of the standard has been recognized as an adjustment to the opening balance of retained earnings on the effective date. The Group chose to apply the standard only to contracts that were not
completed at this date.

The Group’s accounting principles for revenue recognition have been adjusted to align with IFRS
15.
The adjusted principles did
not
lead to any significant changes in the amount and timing of revenue recognition. The effect on equity
January 1, 2018
is a decrease of retained earnings of
US$552
thousand due to a change in revenue recognition of
one
licensing agreement.

The cumulative effect of the adjustments made to our consolidated statement of financial position at
January 1, 2018
from the adoption of IFRS
15
was as follows:

[US$ thousands]	Balance as of December 31, 2017 (IAS 18)	Adjustments due to IFRS 15	Balance as of January 1, 2018 (IFRS 15)
Assets
Deferred tax asset	958	165	1,123
Liabilities
Deferred revenue	1,472	717	2,188
Equity
Retained earnings	5,366	(552)	4,814

The impact of the adoption of IFRS
15
on our consolidated Statement of Financial Position, Statement of Operations and Statement of Cash Flows for the year ended
December 31, 2018
is immaterial.

IFRS
9
Financial Instruments

IFRS
9
replaced IAS
39
Financial Instruments: Recognition and Measurement
for the annual period beginning on
January 1, 2018,
bringing together all
three
aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The Group has applied IFRS
9
retrospectively, with the initial application date of
January 1, 2018
and applied the exemption, as allowed by the standard,
not
to restate comparative periods.

The Group’s accounting principles for financial instruments have been adjusted to align with IFRS
9.
The adoption of IFRS
9
has mainly changed the Group’s accounting for impairment losses for trade receivables by replacing the incurred loss approach with a forward-looking expected loss approach. This new model lead to an increase of
US$100
thousand in the provision for bad debt as of
January 1, 2018.
The post-tax adjustment of
US$77
thousand was recognized in retained earnings at the date of initial application, i.e.
January 1, 2018.
There were
no
other impacts due to the adoption.

3.2
New standards, interpretations and amendments
not
yet effective

Future consolidated financial statements will be affected by IFRS
16
Leases
, which became effective on
January 1, 2019.
Other new and amended IFRSs, interpretations and amendments, which have been published but are not
effective as of
December 31, 2018,
are
not
expected to have a material impact on the consolidated financial statements.

IFRS
16
Leases

IFRS
16
was issued in
January 2016
and it replaces IAS
17
Leases
, IFRIC
4
Determining whether an Arrangement contains a Lease
, SIC-
15
Operating Leases-Incentives
and SIC-
27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
. IFRS
16
sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS
17.
The standard includes
two
optional recognition exemptions for lessees – leases of “low-value” assets (e.g., printers) and short-term leases (i.e., leases with a lease term of
12
months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will also be required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

IFRS
16
also requires more extensive disclosures than under IAS
17.

The Group plans to adopt IFRS
16
retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. This entails that the group does not
restate comparative information, but instead recognizes the cumulative effect of initially applying this standard as an adjustment to the opening balance of retained earnings at the date of initial application. The right-of-use asset is recognized at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. For leases that were classified as finance leases applying IAS
17,
the carrying amount of the right-of-use asset and the lease liability at
January 1, 2019
will be the carrying amount of the lease asset and lease liability immediately before that date measured applying IAS
17.

The Group will elect to apply the recognition exemptions for short-term leases and leases for which the underlying asset is of low value. The Group has certain short-term office leases and leases of office equipment, including printers and photocopying machines, where the underlying assets are of low value. Non-lease components such as maintenance and supply of utilities will be identified and accounted for separately from lease components.

During
2018
and into
2019,
the Group has performed a detailed assessment of the impact IFRS
16
will have on the Consolidated Financial Statement of Financial Position on adoption of the standard. In summary, the impact of adopting IFRS
16
is expected to be as follows:

The statement of financial position increase (decrease) as of
January 1, 2019:

[US$ thousands]
Assets
Furniture, fixtures and equipment	15,000

Liabilities
Finance lease liabilities and other loans - non-current	10,700
Finance lease liabilities and other loans - current	4,300
Other liabilities	(100)
Net impact on equity	100

The net impact on the Group’s equity on
January 1, 2019
is due to the derecognition of an accrued liability related to a period of free rent of an office space, which was accounted for as a lease incentive under IAS
17
and SIC
15.